Loans And Allowance For Credit Losses (Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	¥ 1,676,481	[1]	¥ 1,844,835	[1]
Recorded loan balance, Not requiring an impairment allowance	325,823	[1],[2]	355,931	[1],[2]
Recorded loan balance, Total	2,002,304	[1]	2,200,766	[1]
Unpaid principal balance	2,139,928	[1]	2,348,980	[1]
Related allowance	831,575	[1]	954,961	[1]
Impaired loans held for sales			818
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	1,046,574		1,158,927
Recorded loan balance, Not requiring an impairment allowance	292,343	[2]	318,028	[2]
Recorded loan balance, Total	1,338,917		1,476,955
Unpaid principal balance	1,404,593		1,537,180
Related allowance	562,069		662,347
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	359,156		400,946
Recorded loan balance, Not requiring an impairment allowance	51,949	[2]	55,819	[2]
Recorded loan balance, Total	411,105		456,765
Unpaid principal balance	429,711		475,946
Related allowance	170,064		221,124
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	32,563		35,581
Recorded loan balance, Not requiring an impairment allowance	14,533	[2]	16,921	[2]
Recorded loan balance, Total	47,096		52,502
Unpaid principal balance	51,856		59,411
Related allowance	20,139		22,577
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	145,110		139,146
Recorded loan balance, Not requiring an impairment allowance	94,448	[2]	100,670	[2]
Recorded loan balance, Total	239,558		239,816
Unpaid principal balance	247,056		247,657
Related allowance	54,303		55,286
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	104,766		122,792
Recorded loan balance, Not requiring an impairment allowance	27,231	[2]	37,774	[2]
Recorded loan balance, Total	131,997		160,566
Unpaid principal balance	141,701		166,510
Related allowance	56,028		67,171
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	277,815		309,892
Recorded loan balance, Not requiring an impairment allowance	61,275	[2]	62,274	[2]
Recorded loan balance, Total	339,090		372,166
Unpaid principal balance	350,289		380,292
Related allowance	186,457		209,634
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	8,328		15,201
Recorded loan balance, Not requiring an impairment allowance	116	[2]	121	[2]
Recorded loan balance, Total	8,444		15,322
Unpaid principal balance	10,547		17,425
Related allowance	7,204		8,040
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	30,212		40,233
Recorded loan balance, Not requiring an impairment allowance	12,902	[2]	12,954	[2]
Recorded loan balance, Total	43,114		53,187
Unpaid principal balance	44,398		55,021
Related allowance	19,050		23,719
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	39,990		42,991
Recorded loan balance, Not requiring an impairment allowance	9,607	[2]	9,794	[2]
Recorded loan balance, Total	49,597		52,785
Unpaid principal balance	50,470		53,754
Related allowance	29,785		33,485
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	48,634		52,145
Recorded loan balance, Not requiring an impairment allowance	20,282	[2]	21,701	[2]
Recorded loan balance, Total	68,916		73,846
Unpaid principal balance	78,565		81,164
Related allowance	19,039		21,311
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	181,665		199,890
Recorded loan balance, Not requiring an impairment allowance	327	[2]	299	[2]
Recorded loan balance, Total	181,992		200,189
Unpaid principal balance	182,326		200,517
Related allowance	107,755		122,371
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	40,353		30,927
Recorded loan balance, Not requiring an impairment allowance	76	[2]	76	[2]
Recorded loan balance, Total	40,429		31,003
Unpaid principal balance	49,312		47,916
Related allowance	20,097		9,944
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	250,583		300,231
Recorded loan balance, Not requiring an impairment allowance	13,099	[2]	13,756	[2]
Recorded loan balance, Total	263,682		313,987
Unpaid principal balance	306,521		363,439
Related allowance	103,809		118,753
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	112,590		123,567
Recorded loan balance, Not requiring an impairment allowance	781	[2]	806	[2]
Recorded loan balance, Total	113,371		124,373
Unpaid principal balance	126,639		139,196
Related allowance	33,182		37,901
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	44,716		31,293
Recorded loan balance, Not requiring an impairment allowance	19,197	[2]	22,966	[2]
Recorded loan balance, Total	63,913		54,259
Unpaid principal balance	70,537		60,732
Related allowance	¥ 4,663		¥ 3,645

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million and nil at March 31, 2013 and September 30, 2013, respectively.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.